Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue
Schedule of net revenue

	For the Fiscal Years ended December 31,
	2023	2024	2025	2025
	JPY	JPY	JPY	US$
Sports school business – membership	5,221,977,950	5,841,228,798	6,225,335,854	39,702,397
Sports school business – event hosting	1,653,328,881	1,910,318,702	2,039,881,021	13,009,445
Sports school business – others	168,921,702	190,832,009	265,321,276	1,692,100
Social business	2,260,944,463	2,385,443,652	3,168,254,009	20,205,702
Subtotal	9,305,172,996	10,327,823,161	11,698,792,160	74,609,644
Add: reversal (provision) for sales refund*	(1,161,303)	1,834,972	29,609,954	188,839
Total	9,304,011,693	10,329,658,133	11,728,402,114	74,798,483

	For the Fiscal Years ended December 31,
Timing of revenue recognition	2023	2024	2025	2025
	JPY	JPY	JPY	US$
Transferred over time	7,481,771,882	8,225,952,686	9,248,035,666	58,979,819
Transferred at a point in time	1,822,239,811	2,103,705,447	2,480,366,448	15,818,664
Total	9,304,011,693	10,329,658,133	11,728,402,114	74,798,483

*	Provision and reversal for sales refund